ITEM 1. REPORT TO STOCKHOLDERS


John Hancock
Patriot
Select
Divend Trust

ANNUAL
REPORT

6.30.03

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 9

Trustees & officers
page 23

For your information
page 29

Dear Fellow Shareholders,

The stock market made a strong recovery in the first half of 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. Most of the market's move up occurred in the second quarter, and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first six months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 21.51% through June, the Dow Jones Industrial Average was up 9.02% and the Standard & Poor's 500 Index returned 11.75%. With falling interest rates, bonds also did well, continuing their upward trend for a fourth consecutive year. High yield bonds led the pack, returning 18.49% in the first half as measured by the Lehman High Yield Index.

After the jarring stock-market losses of the last three years, it's a welcome relief for investors to be reminded that the market is indeed cyclical, and does move up -- not just down. And mutual fund investors will finally like what they see in their second-quarter statements: positive results. With the exception of bear funds, which bet on the market going down, every fund category tracked by Morningstar, Inc. and Lipper, Inc. posted double-digit gains in the quarter.

Whether this rally can be sustained depends in large part on whether the economy actually does rebound, and by how much, and how corporate earnings fare. It will also depend on how soon a lot of the investors still sitting on the sidelines decide to get back into the stock market.

No matter what happens next, the dramatic reversal in the stock market's fortunes, and other economic improvements, could be signals that it's time for investors to review their portfolios with their investment professionals to make sure they are well-positioned to meet their long-term investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of June 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
to provide high
current income,
consistent with
modest growth of
capital, by invest-
ing in a diversified
portfolio of
dividend-paying
securities. The
Fund will normally
invest more than
65% of its total
assets in securities
of companies in
the utilities
industry.

Over the last twelve months

* Preferred stocks performed well as interest rates fell and a dividend-tax cut loomed.

* Utility common stocks staged a second-half rally as demand strengthened.

* The Fund benefited from good security selection.

[Bar chart with heading "John Hancock Patriot Select Dividend
Trust. "Under the heading is a note that reads "Fund performance for the year ended June 30, 2003." The chart is scaled in increments of 3% with 0% at the bottom and 9% at the top. The first bar represents the 8.33% total return for John Hancock Patriot Select Dividend Trust. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

 4.5%   Puget Energy, Inc.
 4.3%   Energy East Corp.
 4.3%   NSTAR
 3.6%   Lehman Brothers
 3.6%   El Paso Tennessee Pipeline Co.
 3.6%   Citigroup, Inc.
 3.5%   Bear Stearns Companies, Inc.
 3.3%   TDS Capital Trust
 3.2%   TXU US Holdings Co.
 3.0%   CH Energy Group, Inc.

As a percentage of net assets plus value of preferred shares on June 30, 2003.



MANAGERS'
REPORT

BY GREGORY K. PHELPS AND MARK T. MALONEY, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Patriot Select Dividend Trust

During the 12 months ended June 30, 2003, preferred stocks -- which make up the bulk of John Hancock Patriot Select Dividend Trust -- performed quite well amid increasingly favorable conditions for the group. Much of the fuel behind the preferred- stock rally was action by the Federal Reserve Board, which lowered interest rates by a half-percentage-point in November 2002, and by a quarter-point in June 2003. Falling interest rates tend to help preferreds because preferred stocks pay dividends at a fixed rate like the interest on a bond. As a result, they tend to rally when interest rates drop, just as bonds do. Also boosting preferred stocks was demand from income-seeking individual investors and income-oriented mutual funds looking for significantly higher yields than what companies paid on their bonds and common stocks. The yields on many preferred stocks, which generally ranged from 6% to 7.5%, continued to outstrip by a fairly wide margin the yields available on Treasury and corporate bonds, as well as the dividends paid on common stocks. Demand also strengthened in response to President Bush's proposed dividend tax-cut package, which was passed in June.

"...preferred stocks...
 performed quite
 well amid increasingly
 favorable conditions
 for the group."

UTILITIES IMPROVE

The performance of utility common stocks, which made up about one-third of the Fund's investments at the end of the period, steadily improved during the year. When the period began, utility stocks remained under pressure, mired in the remnants of the Enron debacle. But by early 2003, utility stocks began an encouraging rally that extended through the end of the period. A return of investor confidence in utilities was set off by a growing sense that the sector had become undervalued relative to the market as a whole and relative to its historic value. Dividend tax relief also helped. Utilities historically have offered consistently high dividends, positioning them to benefit once the tax relief was enacted. Furthermore, investors liked the fact that many utility companies had begun cleaning up their balance sheets, renewing or extending financing and ridding themselves of money-losing unregulated subsidiaries -- such as energy trading -- that caused them pain in the post-Enron environment.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]

FUND PERFORMANCE

For the 12 months ended June 30, 2003, John Hancock Patriot Select Dividend Trust returned 8.33% at net asset value. By comparison, the average income and preferred stock closed-end fund returned 12.75%, according to Lipper, Inc. In the same 12-month period, the Dow Jones Utility Average, which tracks the performance of 15 electric and natural gas utilities, returned -3.92%, and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 0.25%.

FINANCIALS, UTILITIES PERFORM

Some of the Fund's best performers were preferred stocks issued by financial services companies, which benefited from a combination of positive trends. Banks and other lenders, such as student loan giant SLM Corp., were helped by attractive lending spreads, meaning they could borrow money at relatively low rates and lend it out at higher rates. Brokers, such as Bear Stearns, got a mild boost from the improved equity market, which, in turn, fostered more trading revenues. Bear Stearns also was helped by the fact that it posted better financial results than many of its other broker competitors and by speculation that it is a takeover candidate.

"Some of the Fund's best
 performers were preferred
 stocks issued by financial
 services companies..."

[Table at top left-hand side of page entitled "Top five industry groups 1." The first listing is Utilities 68%, the second is Broker services 8%, the third Finance 6%, the fourth Oil & gas 6%, and the fifth
Banks -- United States 5%.]

Among utility stocks, we saw winners in both the preferred and common stock categories. Our holdings in the preferred stock of Alabama Power, a wholly owned subsidiary of Southern Company, posted strong gains in response to investors' enthusiasm over the company's "back-to-basics" approach. Likewise, investors cheered Alliant Energy Corp.'s moves to sell some of its non-utility businesses as part of a plan to pay down debt, helping boost our common-stock holdings in that company. The common stock of Chicago-based gas utility Peoples Energy also was among our list of top performers, due in part to strong pricing of oil and gas.

[Pie chart in middle of page with heading "Portfolio diversification 1" The chart is divided into two sections (from top to left): Preferred stocks 73% and Common stocks 27%.]

In contrast, AMERCO, the parent company of truck-rental company U-Haul, was a disappointment. The company struggled during the year, in part due to credit-rating downgrades, which in turn led to questions about its management's strategies. Despite these problems, we continued to hold onto our stake in AMERCO because we believe that this well-known franchise is on course to reduce its debt and strengthen its balance sheet -- moves that, if successful, potentially could put the company on firmer footing.

[Table at top of page entitled "SCORECARD."The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is SLM Corp. followed by an up arrow with the phrase "Student loan provider benefits from falling interest rates." The second listing is Alabama Power followed by an up arrow with the phrase "Renewed focus on electric business boosts investor confidence." The third listing is AMERCO followed by a down arrow with the phrase "Credit-rating downgrade fosters speculation about company's future."]

OUTLOOK

For the remainder of 2003, we're fairly optimistic about the outlook for preferred and utility common stocks. Much of our optimism stems from our macroeconomic outlook, which calls for a continually sluggish economy coupled with sustained low interest rates. This could continue to prompt strong demand for relatively high-yielding preferred and utility common stocks. The dividend tax relief enacted in June -- which cut the dividend tax rate from a maximum of 38.6% to 15% -- also could help boost demand for many stocks that pay high dividends. Utility common stocks have other factors going for them as well, including the potential for more stable credit ratings, attractive valuations and the possible elimination of an anachronistic law limiting utility mergers.

"...we're fairly optimistic
 about the outlook for
 preferred and utility
 common stocks."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest more than 65% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible to factors adversely affecting the utilities industry than a broader diversified fund. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on June 30, 2003.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2003

This schedule is divided into two main categories: preferred stocks and common stocks. Preferred and common stocks are further broken down by industry group.

SHARES    ISSUER, DESCRIPTION                                                                                   VALUE
PREFERRED STOCKS 109.70%                                                                                 $149,836,667
(Cost $147,533,889)

Agricultural Operations 2.72%                                                                               3,720,000
 40,000   Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)                                                   3,720,000

Banks -- United States 8.29%                                                                               11,322,000
 99,000   FleetBoston Financial Corp., 6.75%,
          Depositary Shares, Ser VI                                                                         5,544,000
108,000   HSBC USA, Inc., $2.8575                                                                           5,778,000

Broker Services 12.43%                                                                                     16,972,025
116,400   Bear Stearns Companies, Inc., 5.49%, Ser G                                                        6,046,980
 23,000   Bear Stearns Companies, Inc., 6.15%, Ser E                                                        1,229,580
129,689   Lehman Brothers Holdings, Inc., 5.67%,
          Depositary Shares, Ser D                                                                          6,841,095
 13,000   Lehman Brothers Holdings, Inc., 5.94%, Ser C                                                        682,500
 77,650   Merrill Lynch & Co., Inc., 9.00%, Depositary Shares, Ser A                                        2,171,870

Diversified Operations 0.61%                                                                                  839,052
 30,600   Grand Metropolitan Delaware, L.P., 9.42%, Gtd Ser A                                                 839,052

Finance 9.40%                                                                                              12,835,780
 44,000   Citigroup, Inc., 6.213%, Ser G                                                                    2,367,200
 92,400   Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                                 5,077,380
 92,000   SLM Corp., 6.97%, Ser A                                                                           5,391,200

Leasing Companies 1.25%                                                                                     1,711,500
105,000   AMERCO, 8.50%, Ser A                                                                              1,711,500

Media 3.07%                                                                                                 4,188,375
 67,500   Shaw Communications, Inc., 8.45%, Ser A (Canada)                                                  1,649,025
102,600   Shaw Communications, Inc., 8.50% (Canada)                                                         2,539,350

Oil & Gas 9.20%                                                                                            12,565,364
 25,900   Anadarko Petroleum Corp., 5.46%, Depositary Shares                                                2,654,750
 40,174   Apache Corp., 5.68%, Depositary Shares, Ser B                                                     4,239,614
 53,500   Devon Energy Corp., 6.49%, Ser A                                                                  5,671,000

Telecommunications 1.22%                                                                                    1,666,500
 50,500   Touch America Holdings, Inc., $6.875                                                              1,666,500

Utilities 61.51%                                                                                           84,016,071
225,000   Alabama Power Co., 5.20%                                                                          5,928,750
 40,000   Baltimore Gas & Electric Co., 6.99%, Ser 1995                                                     4,180,000
 55,315   Boston Edison Co., 4.25%                                                                          4,701,775
 78,300   Coastal Finance I, 8.375%                                                                         1,706,157
183,500   El Paso Tennessee Pipeline Co., 8.25%, Ser A                                                      7,523,500
147,000   Energy East Capital Trust I, 8.25%                                                                4,064,550
 87,100   Entergy Gulf States Capital 1, 8.75%, Ser A                                                       2,212,340
 25,000   Florida Power & Light Co., 6.75%, Ser U                                                           2,605,000
 50,000   Hawaiian Electric Industries Capital Trust I, 8.36%                                               1,323,500
 13,500   Massachusetts Electric Co., 6.99%                                                                 1,410,750
 50,000   Monongahela Power Co., 7.73%, Ser L                                                               4,650,000
 16,400   Potomac Electric Power Co., $2.28 Ser 1965                                                          688,288
 30,000   PSEG Funding Trust II, 8.75%                                                                        831,300
 48,000   PSI Energy, Inc., 6.875%                                                                          5,040,000
 26,375   Public Service Electric & Gas Co., 6.92%                                                          2,710,031
205,140   Puget Sound Energy, Inc., 7.45%, Ser II                                                           5,251,584
  9,264   Rochester Gas & Electric Co., 4.10%, Ser H                                                          583,632
 11,392   Rochester Gas & Electric Corp., 4.75%, Ser I                                                        977,933
205,600   Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                                  4,214,800
 55,000   South Carolina Electric & Gas Co., 6.52%                                                          5,747,500
 59,000   Southern Union Financing I, 9.48%                                                                 1,524,560
196,700   TDS Capital Trust I, 8.50%                                                                        4,974,543
 70,500   TDS Capital Trust II, 8.04%                                                                       1,769,550
106,000   TXU US Holdings Co., $1.875, Depositary Shares, Ser A                                             2,650,000
 36,000   TXU US Holdings Co., $1.805, Depositary Shares, Ser B                                               898,920
 29,200   TXU US Holdings Co., $7.98                                                                        3,036,508
 10,500   Virginia Electric & Power Co., $6.98                                                              1,092,000
 10,000   Virginia Electric & Power Co., $7.05                                                              1,040,000
  6,500   Wisconsin Public Service Corp., 6.76%                                                               678,600

COMMON STOCKS 41.27%                                                                                       56,365,213
(Cost $66,378,073)

Telecommunications 0.01%                                                                                       11,808
196,800   Touch America Holdings, Inc.*                                                                        11,808

Utilities 41.26%                                                                                           56,353,405
158,000   Alliant Energy Corp.                                                                              3,006,740
190,000   Aquila, Inc.                                                                                        490,200
139,800   CH Energy Group, Inc.                                                                             6,291,000
 46,000   Dominion Resources, Inc.                                                                          2,956,420
 99,000   DPL, Inc.                                                                                         1,578,060
133,900   DTE Energy Co.                                                                                    5,173,896
 70,000   Duke Energy Corp.                                                                                 1,396,500
232,000   Energy East Corp.                                                                                 4,816,320
129,000   KeySpan Corp.                                                                                     4,573,050
 34,000   NiSource, Inc.                                                                                      646,000
207,000   Northeast Utilities                                                                               3,465,180
 91,000   NSTAR                                                                                             4,145,050
 93,092   OGE Energy Corp.                                                                                  1,989,376
 27,500   Peoples Energy Corp.                                                                              1,179,475
 54,000   Progress Energy, Inc.                                                                             2,370,600
 20,000   Progress Energy, Inc.* (Contingent Value Obligation)                                                  2,400
170,500   Puget Energy, Inc.                                                                                4,069,835
271,500   Sierra Pacific Resources*                                                                         1,612,710
176,750   TECO Energy, Inc.                                                                                 2,119,233
 48,000   WPS Resources Corp.                                                                               1,929,600
169,000   Xcel Energy, Inc.                                                                                 2,541,760

TOTAL INVESTMENTS 150.97%                                                                                $206,201,880

OTHER ASSETS AND LIABILITIES, NET (50.97%)                                                               ($69,618,814)

TOTAL NET ASSETS 100.00%                                                                                 $136,583,066

  * Non-income-producing security

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,720,000 or 2.72% of net assets as of June 30, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

June 30, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value for each
common share.

ASSETS
Investments at value (cost $213,911,962)                         $206,201,880
Dividends receivable                                                  735,991
Other assets                                                           42,202

Total assets                                                      206,980,073

LIABILITIES
Due to custodian                                                      124,021
Payable to affiliates
 Management fee                                                       145,738
 Administration fee                                                    24,867
Other payables and accrued expenses                                    90,827

Total liabilities                                                     385,453
Auction Market Preferred Shares (AMPS), at value, unlimited
  number of shares of beneficial interest authorized with no par value, 700 shares issued, liquidation preference of
  $100,000 per share                                               70,011,554

NET ASSETS
Common shares capital paid-in                                     142,306,741
Accumulated net realized loss on investments                         (414,358)
Net unrealized depreciation of investments                         (7,710,082)
Accumulated net investment income                                   2,400,765

Net assets applicable to common shares                           $136,583,066

NET ASSET VALUE PER COMMON SHARE
Based on 9,945,720 shares of beneficial interest
  outstanding -- unlimited number of shares authorized
  with no par value                                                    $13.73

See notes to
financial statements.



OPERATIONS

For the year ended
June 30, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends                                                         $13,064,499
Interest                                                               27,740

Total investment income                                            13,092,239

EXPENSES
Investment management fee                                           1,555,845
Administration fee                                                    291,721
AMPS auction fee                                                      184,931
Federal excise tax                                                     89,890
Auditing fee                                                           52,800
Custodian fee                                                          45,837
Printing                                                               43,930
Transfer agent fee                                                     40,998
Registration and filing fee                                            40,725
Trustees' fee                                                          13,042
Legal fee                                                               3,578
Interest expense                                                          368

Total expenses                                                      2,363,665

Net investment income                                              10,728,574

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (153,364)
Change in net unrealized appreciation (depreciation)
  of investments                                                      856,632

Net realized and unrealized gain                                      703,268

Distributions to AMPS                                              (1,013,193)

Increase in net assets from operations                            $10,418,649

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the  previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
paid to share-
holders, if any,
and any increase
due to the sale of
common shares.
                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                       6-30-02       6-30-03
INCREASE IN NET ASSETS
From operations

Net investment income                              $11,662,019   $10,728,574
Net realized loss                                     (211,634)     (153,364)
Change in net unrealized
  appreciation (depreciation)                      (15,801,539)      856,632
Distributions to AMPS                               (1,449,527)   (1,013,193)

Increase (decrease) in net assets
  resulting from operations                         (5,800,681)   10,418,649

Distributions to common shareholder
From net investment income                         (10,678,061)  (10,716,598)

From Fund share transactions                           212,653       594,672

NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period                                152,552,432   136,286,343

End of period 1                                   $136,286,343  $136,583,066

1 Includes accumulated net investment income of $3,310,964 and $2,400,765, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           6-30-99     6-30-00     6-30-01     6-30-02     6-30-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $17.07      $16.00      $13.97      $15.43      $13.77
Net investment income 1                                   1.26        1.27        1.34        1.18        1.08
Net realized and unrealized
  gain (loss) on investments                             (0.80)      (1.91)       1.52       (1.61)       0.06
Distributions to AMPS                                    (0.29)      (0.31)      (0.32)      (0.15)      (0.10)
Total from
  investment operations                                   0.17       (0.95)       2.54       (0.58)       1.04
Less distributions to
  common shareholders
From net investment income                               (1.24)      (1.08)      (1.08)      (1.08)      (1.08)
Net asset value, end of period                          $16.00      $13.97      $15.43      $13.77      $13.73
Per share market value,
  end of period                                         $13.81      $12.38      $14.80      $13.69      $14.72
Total return at market value 2 (%)                       (3.56)      (2.46)      29.40       (0.45)      16.82

RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to common shares,
  end of period (in millions)                             $159        $138        $153        $136        $137
Ratio of expenses to average
  net assets 3 (%)                                        1.72        1.74        1.77        1.77        1.90
Ratio of net investment income
  to average net assets 4 (%)                             7.51        8.57        8.22        7.99        8.62
Portfolio turnover (%)                                      30          20          13          15           2

SENIOR SECURITIES
Total value of AMPS outstanding
  (in millions)                                            $70         $70         $70         $70         $70
Involuntary liquidation
  preference per unit (in thousands)                      $100        $100        $100        $100        $100
Approximate market value per unit
  (in thousands)                                          $100        $100        $100        $100        $100
Asset coverage per unit 5                             $329,508    $299,106    $316,086    $290,311    $294,629

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment.

3 Ratios calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of expenses would have been 1.21%, 1.18%, 1.21%, 1.20% and 1.22%, respectively.

4 Ratios calculated on the basis of net investment income applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 5.28%, 5.79%, 5.61%, 5.40% and 5.52%, respectively.

5 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of AMPS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Patriot Select Dividend Trust (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $386,472 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: June 30, 2010 -- $116, 663 and June 30, 2011 -- $269, 809.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended June 30, 2003, the tax character of distributions paid was as follows: ordinary income $11,729,791.

As of June 30, 2003, the components of distributable earnings on a tax basis included $2,406,537 of undistributed ordinary income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average weekly net assets plus the value attributable to the AMPS.

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services and maintains Fund communications with shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of 0.15% of the Fund's average weekly net assets plus the value attributable to the AMPS.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares

This listing illustrates the Fund's common shares dividend reinvestments, reclassification of the Fund's capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.


                                YEAR ENDED 6-30-02         YEAR ENDED 6-30-03
                             SHARES         AMOUNT      SHARES         AMOUNT

Beginning of period       9,885,027   $141,701,513   9,899,636   $141,805,115
Distributions reinvested     14,609        212,653      46,084        594,672
Reclassification of
 capital accounts                --       (109,051)         --        (93,046)
End of period             9,899,636   $141,805,115   9,945,720   $142,306,741


Auction Market Preferred
Shares Series A

The Fund issued 700 shares of Dutch Auction Market Preferred Shares Series A ("AMPS") on August 30, 1990, in a public offering. The underwriting discount was recorded as a reduction of the capital of common shares.

Dividends on the AMPS, which accrue daily, are cumulative at a rate that was established at the offering of the AMPS and has been reset every 49 days thereafter by an auction. Dividend rates on AMPS ranged from 0.99% to 1.65% during the year ended June 30, 2003. Accrued dividends on AMPS are included in the value of AMPS on the Fund's Statement of Assets and Liabilities.

The AMPS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The AMPS are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the AMPS, as defined in the Fund's by-laws. If the dividends on the AMPS shall remain unpaid in an amount equal to two full years' dividends, the holders of the AMPS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the AMPS and the common shareholders have equal voting rights of one vote per share, except that the holders of the AMPS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the AMPS and common shares.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended June 30, 2003, aggregated $6,864,445 and $4,297,905, respectively.

The cost of investments owned on June 30, 2003, including short-term investments, for federal income tax purposes was $213,939,848. Gross unrealized appreciation and depreciation of investments aggregated $15,909,732 and $23,647,700, respectively, resulting in net unrealized depreciation of $7,737,968. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended June 30, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $2,028, an increase in accumulated net investment income of $91,018 and a decrease in capital paid-in of $93,046. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences as of June 30, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and federal excise tax. The calculation of net investment income per share in the Financial Highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To The Board of Trustees and Shareholders of John Hancock Patriot Select Dividend Trust,

We have audited the accompanying statement of assets and liabilities of John Hancock Patriot Select Dividend Trust (the "Fund") including the schedule of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United State of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Patriot Select Dividend Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 7, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid during its taxable year ended June 30, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended June 30, 2003, 100% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is to provide a high current income, consistent with modest growth of capital. The Fund seeks to achieve its investment objective by investing in preferred stocks that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

The Fund's non-fundamental investment policy, with respect to the quality of ratings of its portfolio investments, was changed by a vote of the Fund's Trustees on September 13, 1994. The new policy, which became effective October 15, 1994, stipulates that preferred stocks and debt obligations in which the Fund will invest will be rated investment grade (at least "BBB" by S&P or "Baa" by Moody's) at the time of investment or will be preferred stocks of issuers of investment grade senior debt, some of which may have speculative characteristics, or, if not rated, will be of comparable quality as determined by the Adviser. The Fund will invest in common stocks of issuers whose senior debt is rated investment grade or, in the case of issuers that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality.

On November 20, 2001, the Fund's Trustees approved the following investment policy investment restriction change, effective December 15, 2001. Under normal circumstances, the Fund will invest at least 80% of its assets in dividend-paying securities. The "Assets" are defined as net assets including the liquidation preference amount of the AMPS plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

DIVIDEND REINVESTMENT PLAN

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non- certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER COMMUNICATION AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

SHAREHOLDER MEETINGS

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures, which must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On March 20, 2003, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 9,467,798 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                                  FOR            AUTHORITY
-----------------------------------------------------------------------
Maureen R. Ford                   9,358,779      109,019
Charles L. Ladner                 9,356,887      110,911
Dr. John Moore                    9,355,389      112,409

The preferred shareholders elected Ronald R. Dion to serve until his successor is duly elected and qualified, with the votes tabulated as follows: 402 FOR and 0 WITHHELD AUTHORITY.

The shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent Auditors for the fiscal year ending June 30, 2003, with the votes tabulated as follows: 9,339,584 FOR, 64,994 AGAINST and 63,622 ABSTAINING.



TRUSTEES
& OFFICERS

Unaudited

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1990                31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993), Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1995                31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), LaQuinta Motor Inns, Inc. (hotel management company)
(until 1998), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.

Charles L. Ladner 2, Born: 1938                                                             1992                31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Patti McGill Peterson 2, Born: 1943                                                         2002                29
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 2002                29
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Steven Pruchansky, Born: 1944                                                               1992                31
Chairman and Chief Executive Officer, Mast Holdings, Inc. (since 2000);
Director and President, Mast Holdings, Inc. (until 2000); Managing
Director, JonJames, LLC (real estate) (since 2001); Director, First Signature
Bank & Trust Company (until 1991); Director, Mast Realty Trust (until
1994); President, Maxwell Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1992                31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan 2, Born: 1930                                                                1993                31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                52
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management & Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Develop-
ment Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                52
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries LLC and John Hancock Signature Services,
Inc.; Senior Vice President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp.; Executive Vice President and Chief Investment
Officer, Baring Asset Management, London U.K. (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1992
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
1 Wall Street
New York, New York 10286

TRANSFER AGENT FOR
COMMON SHAREHOLDERS

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR AMPS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL

Listed New York Stock Exchange:
DIV

For shareholder assistance refer to page 21


HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        Mellon Investor Services
                                       85 Challenger Road
                                       Overpeck Centre
                                       Ridgefield Park, NJ 07660

Customer service representatives       1-800-852-0218

Portfolio commentary                   1-800-344-7054

24-hour automated information          1-800-843-0090

TDD Line                               1-800-231-5469

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  http://www.sec.gov



PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

P300A                                  6/03
                                       8/03



ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Proxy Voting Policies and Procedures


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    August 27, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    August 27, 2003





By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    August 27, 2003